Acquisitions (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Purchase price for shares	$ 7,811,404
Cash to seller	3,163,802
Sabag Purchase Agreement [Member]
Purchase price for shares	7,811,404
Cash to seller	311,404
Total common stock	7,500,000
Common stock delivered at closing	1,600,000
Common stock delivered to escrow agent	2,900,000
Common stock under revenue-generating contracts, determined by dividing $1M	1,000,000
Common stock under revenue-generating contracts, determined by dividing $2M	2,000,000
Common stock to be payable based on sales of GPS	3,000,000
Sabag Emerge [Member]
Purchase price for shares	$ 7,739,167